Offsetting of financial assets and financial liabilities	12 Months Ended
Mar. 31, 2025
Offsetting of financial assets and financial liabilities
27. Offsetting of financial assets and financial liabilities
Derivatives
The MHFG Group enters into master netting arrangements such as International Swaps and Derivatives Association, Inc. (“ISDA”) or similar agreements with counterparties to manage mainly credit risks associated with counterparty default. If the predetermined events including counterparty default occur, these enforceable master netting arrangements or similar agreements give the Group the right to offset derivative receivables and derivative payables and related financial collateral such as cash and securities with the same counterparty.
Repurchase and resale agreements and securities lending and borrowing transactions
Repurchase and resale agreements and securities lending and borrowing transactions are generally covered by industry standard master repurchase agreements and industry standard master securities lending agreements with netting terms to manage mainly credit risks associated with counterparty default. In the event of default by the counterparty, these agreements with netting terms provide the Group with the right to offset receivables and payables related to such transactions with the same counterparty, and to liquidate the collateral held.

The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2024 and 2025. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)		Amounts not offset on the balance sheet (3)		Net amounts
					Financial instruments (4)	Cash collateral

	(in billions of yen)
2024
Assets (1) :
Derivatives	14,874	—	14,874	(5)	(11,525)	(1,065)	2,284
Receivables under resale agreements	20,535	—	20,535	(6)	(19,431)	—	1,103
Receivables under securities borrowing transactions	2,352	—	2,352	(7)	(2,261)	—	91

Total	37,761	—	37,761		(33,217)	(1,065)	3,478

Liabilities (1) :
Derivatives	14,918	—	14,918	(5)	(10,941)	(1,137)	2,840
Payables under repurchase agreements	38,105	—	38,105	(6)	(36,842)	—	1,262
Payables under securities lending transactions	1,350	—	1,350	(7)	(1,298)	—	52
Other liabilities (8)	71	—	71		(60)	—	11

Total	54,444	—	54,444		(49,142)	(1,137)	4,166

2025
Assets (1) :
Derivatives	15,891	—	15,891	(5)	(13,315)	(850)	1,725
Receivables under resale agreements	28,109	—	28,109	(6)	(26,652)	—	1,457
Receivables under securities borrowing transactions	2,078	—	2,078	(7)	(2,048)	—	31

Total	46,078	—	46,078		(42,015)	(850)	3,213

Liabilities (1) :
Derivatives	16,267	—	16,267	(5)	(12,793)	(1,579)	1,894
Payables under repurchase agreements	38,395	—	38,395	(6)	(37,550)	—	845
Payables under securities lending transactions	1,675	—	1,675	(7)	(1,585)	—	89
Other liabilities (8)	125	—	125		(125)	—	—

Total	56,461	—	56,461		(52,054)	(1,579)	2,828

Notes:
(1)
Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off
or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter
(“OTC”) and
OTC-cleared
derivatives that are subject to enforceable master netting arrangements or similar agreements.

(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.

(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
(5)
The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥13,930 billion and ¥13,933 billion, respectively, at March 31, 2024, and ¥15,324 billion and ¥15,722 billion, respectively, at March 31, 2025.

(6)
The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥19,470 billion and ¥37,042 billion, respectively, at March 31, 2024, and ¥26,995 billion and ¥37,646 billion, respectively, at March 31, 2025.

(7)
The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,352 billion and ¥1,303 billion, respectively, at March 31, 2024, and ¥2,078 billion and ¥1,602 billion, respectively, at March 31, 2025.

(8)
Amounts relate to transactions where the Group acts as lender in a securities lending agreement and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.